Note 3 - Components of Inventories (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Network equipment purchased for resale	¥ 658,330	¥ 667,110
Work in process	1,345,243	562,353
Total inventories	¥ 2,003,573	¥ 1,229,463